Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Disaggregated Revenue by Primary Geographic
In the following tables, revenue is disaggregated by primary geographic market and by principal activities and products. Due to the diversified nature of the Group, the basis on which management reviews its businesses varies across the Group. Geography is the primary basis for the Americas Materials and Europe Materials businesses; while activities and products are used for the Building Products businesses.

Revenue from external customers (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation greater than 10% are included below. Further operating segment disclosures are set out in note 2.

	Year ended 31 December
	Americas Materials 2019	Europe Materials 2019	Building Products 2019	Total 2019	Americas Materials 2018	Europe Materials 2018	Building Products 2018	Total 2018	Total 2017
Primary geographic markets	€ m	€ m	€ m	€ m	€ m	€ m	€ m	€ m	€ m
Continuing operations
Republic of Ireland (country of domicile)	-	585	-	585	-	468	-	468	435
United Kingdom	-	3,107	217	3,324	-	3,045	223	3,268	3,023
Rest of Europe (i)	-	4,328	1,038	5,366	-	4,098	1,469	5,567	5,370
United States	9,207	-	4,543	13,750	7,896	-	4,065	11,961	10,844
Rest of World (ii)	1,178	474	452	2,104	1,055	431	491	1,977	1,981

Total Group from continuing operations	10,385	8,494	6,250	25,129	8,951	8,042	6,248	23,241	21,653
Discontinued operations
United States - Americas Distribution				-				7	2,343
Rest of Europe (i) - Europe Distribution				3,177				3,549	3,567

Total Group				28,306				26,797	27,563

(i)
The Rest of Europe principally includes Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Hungary, Luxembourg, Netherlands, Poland, Romania, Serbia, Slovakia, Spain, Sweden, Switzerland and Ukraine.

(ii)	The Rest of World principally includes Australia, Brazil, Canada and the Philippines.

Schedule of Disaggregated Revenue by Principal Activities and Products

	Year ended 31 December
	Americas Materials (iii) 2019	Europe Materials (iii) 2019	Building Products 2019	Total 2019	Americas Materials (iii) 2018	Europe Materials (iii) 2018	Building Products 2018	Total 2018
Principal activities and products	€ m	€ m	€ m	€ m	€ m	€ m	€ m	€ m
Continuing operations
Cement, lime and cement products	1,222	2,646	-	3,868	810	2,506	-	3,316
Aggregates, asphalt and readymixed products	5,046	3,061	-	8,107	4,330	2,919	-	7,249
Construction contract activities*	4,117	1,609	165	5,891	3,811	1,542	240	5,593
Architectural products	-	955	2,664	3,619	-	903	2,597	3,500
Infrastructure products	-	223	1,239	1,462	-	172	1,080	1,252
Construction accessories	-	-	590	590	-	-	593	593
Architectural glass and glazing systems and wholesale hardware distribution	-	-	1,592	1,592	-	-	1,431	1,431
DIY	-	-	-	-	-	-	307	307

Total Group from continuing operations	10,385	8,494	6,250	25,129	8,951	8,042	6,248	23,241
Discontinued operations
Exterior and interior products - Americas Distribution				-				7
General Builders Merchants, DIY Germany and Sanitary, Heating & Plumbing - Europe Distribution				3,177				3,549

Total Group				28,306				26,797

(iii)
Americas Materials and Europe Materials both operate vertically integrated businesses, which are founded in resource-backed cement and aggregates assets and which support the manufacture and supply of aggregates, asphalt, cement, readymixed and precast concrete and landscaping products. Accordingly, for the purpose of disaggregation of revenue we have included certain products together, as this is how management review and evaluate this business line.